Schedule of Amortization Finite Lived Intangible Assets Useful Life (Details)	Dec. 31, 2022
Customer Lists [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of finite lived intangible asset	5 years
Mobile App [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of finite lived intangible asset	3 years
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of finite lived intangible asset	2 years
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of finite lived intangible asset	5 years
Loading Rack License [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of finite lived intangible asset	5 years